Employee Benefits - Summary of Significant Actuarial Assumptions Used (Expressed as Weighted Average) (Details)	Dec. 31, 2025	Dec. 31, 2024
Accrued Benefit Obligation | TFI International pension plans [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Discount rate	4.90%	4.70%
Accrued Benefit Obligation | TForce Freight pension plans [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Discount rate	5.70%	5.70%
Future salary increases	2.00%	2.00%
Employee Benefit Expense | TFI International pension plans [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Discount rate	4.70%	5.00%
Rate of return on plan assets at January 1	4.70%	5.00%
Employee Benefit Expense | TForce Freight pension plans [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Discount rate	5.70%	5.70%
Rate of return on plan assets at January 1	5.70%	5.70%
Future salary increases	2.00%	2.00%